Reporting on Financial Instruments (Details Narrative) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Fair value of performance component	€ 13,514			€ 17,227
Net profits on performance component	516		€ 252
Purchase price liability	€ 16,956			14,720
Purchase price liability was discounted at market interest rate	0.09	0.09
Expected annual purchase price payments, description	Due from 2022 to 2030	Due from 2022 to 2030
Repayment nominal amount	€ 23,300			25,800
Start-up costs	4,800			2,500
Net losses on purchase price liability	€ 16			162
USD [Member]
Statement Line Items [Line Items]
Repayment nominal amount | $		$ 26,800			$ 28,900
Start-up costs | $		$ 5,400			$ 2,900
2017 Tranche EIB Loan [Member]
Statement Line Items [Line Items]
Notional participation rate, percentage	0.64%
Fair value of performance component	€ 744			1,148
2019 Tranche EIB Loan [Member]
Statement Line Items [Line Items]
Notional participation rate, percentage	0.20%
Fair value of performance component	€ 202			€ 314
EIB Loan [Member] | 10% Increase or Decrease in Market Capitalization [Member]
Statement Line Items [Line Items]
Changes in fair value of performance component	95
EIB Loan [Member] | 5% Increase or Decrease in Cash Flows [Member]
Statement Line Items [Line Items]
Changes in fair value of performance component	655
EIB Loan [Member] | 1% Increase or Decrease in Weighted Average Cost of Capital [Member] | Lower [Member]
Statement Line Items [Line Items]
Changes in fair value of performance component	914
EIB Loan [Member] | 1% Increase or Decrease in Weighted Average Cost of Capital [Member] | Higher [Member]
Statement Line Items [Line Items]
Changes in fair value of performance component	€ 851